Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ABERDEEN STREET TRUST
Prospectus Date	rr_ProspectusDate	Jun. 01, 2017
Retail | Fidelity Flex Freedom 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fast_SupplementTextBlock
Supplement to the
Fidelity Flex℠ Freedom Funds
June 1, 2017
Prospectus

The following information replaces footnote b to the "Annual Operating Expenses" table found in the "Fund Summary" section for Fidelity Flex℠ Freedom Income Fund.

[b] The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.

The following information replaces footnote b to the "Annual Operating Expenses" table found in the "Fund Summary" section for Fidelity Flex℠ Freedom 2005 Fund.

[b] The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.

The following information replaces footnote b to the "Annual Operating Expenses" table found in the "Fund Summary" section for Fidelity Flex℠ Freedom 2010 Fund.

[b] The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.

The following information replaces footnote b to the "Annual Operating Expenses" table found in the "Fund Summary" section for Fidelity Flex℠ Freedom 2015 Fund.

[b] The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.

The following information replaces footnote b to the "Annual Operating Expenses" table found in the "Fund Summary" section for Fidelity Flex℠ Freedom 2020 Fund.

[b] The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.

The following information replaces footnote b to the "Annual Operating Expenses" table found in the "Fund Summary" section for Fidelity Flex℠ Freedom 2025 Fund.

[b] The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.

The following information replaces footnote b to the "Annual Operating Expenses" table found in the "Fund Summary" section for Fidelity Flex℠ Freedom 2030 Fund.

[b] The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.

The following information replaces footnote b to the "Annual Operating Expenses" table found in the "Fund Summary" section for Fidelity Flex℠ Freedom 2035 Fund.

[b] The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.

The following information replaces footnote b to the "Annual Operating Expenses" table found in the "Fund Summary" section for Fidelity Flex℠ Freedom 2040 Fund.

[b] The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.

The following information replaces footnote b to the "Annual Operating Expenses" table found in the "Fund Summary" section for Fidelity Flex℠ Freedom 2045 Fund.

[b] The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.

The following information replaces footnote b to the "Annual Operating Expenses" table found in the "Fund Summary" section for Fidelity Flex℠ Freedom 2050 Fund.

[b] The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.

The following information replaces footnote b to the "Annual Operating Expenses" table found in the "Fund Summary" section for Fidelity Flex℠ Freedom 2055 Fund.

[b] The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.

The following information replaces footnote b to the "Annual Operating Expenses" table found in the "Fund Summary" section for Fidelity Flex℠ Freedom 2060 Fund.

[b] The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.